AT&T Agreement	12 Months Ended
Dec. 31, 2021
AT&T Agreement [Abstract]
AT&T Agreement

3. AT&T Agreement

In October 2019, NextNav entered into a series of agreements with AT&T, including an equipment agreement, a service agreement, and a warrant agreement (the “AT&T Agreements”). The AT&T Agreements provide for: (i) AT&T’s marketing and resale of services to FirstNet® subscribers and certain pricing requirements for the Company’s software development kits (“SDK”) based on the quantity of usage, revenue sharing, compliance with data rights and privacy, and support requirements; and (ii) AT&T hosting of weather measurement equipment for altitude determination at AT&T sites, at no recurring cost to NextNav for a 7-year lease term. The AT&T Agreements represent a single transaction, as they were all entered into at the same time and in contemplation of each other.

NextNav’s obligations to AT&T under the AT&T Agreements include providing certain equipment to AT&T in exchange for $0.002 million in cash consideration. NextNav has provided AT&T with certain intellectual property and transition support rights in the event NextNav is unable to continue providing services to AT&T, have significant service outages, or engage in transactions with certain persons.

The equipment provided to AT&T is installed on real estate owned or leased by AT&T. NextNav’s exclusive right to access, use and manage the equipment for 7 years (subject to earlier termination after 3 years in certain circumstances) represents continuing involvement in real estate, and NextNav recognized the failed sale-leaseback under the financing method, with $4.7 million of equipment provided to AT&T being recorded within property & equipment on the Consolidated Balance Sheet.

The hosting of the equipment at AT&T sites represents an operating lease. The minimum lease payments are comprised of two components, $5.0 million in cash paid to AT&T and the fair value of the AT&T Holdings Warrants (as defined below) at lease inception. The minimum lease payments incurred prior to lease commencement are recognized as prepaid rent and upon lease commencement are recognized as rent expense over the term of the lease on a straight-line basis.

Further to the above, NextNav issued AT&T certain warrants to purchase 21,221,299 Class D Redeemable Preferred Units at an exercise price of $2.89 per unit, and in 2020 issued AT&T with additional warrants to purchase 1,910,158 Class D Redeemable Preferred Units under the same terms as the 2019 warrants and 6,947,447 Class A Common Units at an exercise price of $0.01 per unit (collectively the “AT&T Holdings Warrants”). Under the terms of the AT&T Agreements, there are no current obligations for NextNav to provide any licenses or other services to AT&T until they are requested by AT&T. The AT&T Holdings Warrants are subject to certain vesting conditions including the build of the network and execution of certain future service agreements. Additional lease expense associated with these warrants is recognized in the period that vesting becomes probable. As of December 31, 2020, 60% of the AT&T Holdings Warrants had vested.

The Class D Redeemable Preferred Units warrants are liability awards as they were issued to AT&T in exchange for goods and services and the Class D Redeemable Preferred Units allow for the redemption of the Class D Redeemable Preferred Units upon request of 66.6% of the Class D Preferred Unitholders which is outside the Company’s control. For the year ended December 31, 2021 and 2020, the Company recognized $12.6 million and $11.0 million, respectively, in changes to the fair value of the Class D Redeemable Preferred Units warrants.

The AT&T Class A Common Units warrants have no redemption features outside the control of NextNav, the underlying units were not classified as liabilities, and there are no contingent events that are probable of occurring which would allow NextNav to settle the awards for cash or other assets. Accordingly, the AT&T Class A Common Units warrants were classified as permanent equity.

In January 2021, certain vesting milestones were achieved, with an additional 30% of the AT&T Holdings Warrants vesting to AT&T. The Company recognized $5.5 million as lease expense in COGS for the year ended December 31, 2021 related to the 30% vesting.

In June 2021, NextNav entered into an amendment to AT&T Holdings Warrants agreement. The amendment provided that the unvested AT&T Holdings Warrants due to AT&T vest upon the earlier of: i) the achievement of certain milestones, as outlined in the agreement; or ii) a capital transaction. Prior to the amendment, the vesting condition for the unvested AT&T Holdings Warrants were only upon the achievement of certain milestones.

Upon consummation of the Business Combination, the vesting condition for the remaining 10% of the AT&T Holdings Warrants was achieved, and accordingly, the Company recognized an additional $3.5 million as lease expense in COGS for the year ended December 31, 2021 related to the final 10% vesting. Further, AT&T immediately elected to exchange its fully-vested AT&T Holdings Warrants for a fully-vested warrant to purchase 4,320,133 shares of common stock in NextNav at an exercise price of $0.01 (the “AT&T Warrant”).

The Company determined the exchange represented a modification of the AT&T Holdings Warrants as it occurred in contemplation of the consummation of the Business Combination. The modification resulted in a change in classification of the Class D Redeemable Preferred Units warrants from liability to equity, and accordingly, the Company adjusted the warrant liability immediately before the exchange to its settlement date fair value, and reclassed $4.4 million from warrant liability to additional paid-in capital. The Class A Common Units warrants were not adjusted for as the modification did not result in a change of classification.

AT&T is entitled to exercise the AT&T Warrant in full (and not in part) at any time prior to October 2039, unless extended pursuant to the terms thereof (the “Exercisability Period”). In the event AT&T does not exercise the AT&T Warrant in full, the AT&T Warrant will be automatically exercised in full one business day prior to the earlier of the consummation of a “change of control” of the Company (as defined in the warrant agreement) or the last day of the Exercisability Period.

AT&T is restricted from transferring (subject to limited exceptions) the AT&T Warrant and any warrant shares for a period of 180 days following October 28, 2021, subject to early termination for 50% of the shares underlying the AT&T Warrant upon exercise of the AT&T Warrant in the event that the closing sale price of the Company’s common stock equals or exceeds $12.00 for 20 out of 30 consecutive trading days commencing at least 60 days after October 28, 2021. Thereafter, any transfer of the AT&T Warrant or the warrant shares will be subject to the Securities Act of 1933.

AT&T will not have the rights or privileges of holders of common stock and any voting rights until it exercises the AT&T Warrant and receive shares of common stock. After the issuance of shares of the common stock upon exercise of the AT&T Warrant, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.